Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
(Loss) profit before income tax	$ (8,802,044)	$ (11,976,182)	$ 5,210,820
Adjustments for:
(Reversal of) Provision for allowance for expected credit losses on trade receivables	(315,976)	253,459	73,537
Write-down of inventories	1,060,259	1,933,391
Impairment loss recognized on property, plant and equipment	794,986	4,244,688
Impairment loss recognized on intangible assets	3,643,422
Depreciation of property, plant and equipment	414,022	863,287	707,747
Depreciation of right-of-use asset	83,314	99,360	105,479
Amortization of intangible assets	954,598	950,624	904,315
Gain on lease modification	(637)	(703)
Gain on disposal of property, plant and equipment	(231)	(3,669)	(8,423)
Impairment of prepayments	659,888
Interest expenses	831,264	1,498,152	1,808,990
Interest income	(13,361)	(23,239)	(11,573)
Operating cash flows before movements in working capital	(690,496)	(2,160,832)	8,790,892
Decrease (increase) in inventories	1,051,327	2,655,526	(2,176,217)
Decrease (increase) in prepayments, trade and other receivables	835,113	3,054,403	(360,436)
(Decrease) increase in trade and other payables	(921,923)	(3,508,602)	929,767
Increase (decrease) in contract liabilities	1,999,277	(40,272)	(608,006)
Cash generated from operations	2,273,298	223	6,576,000
Income tax refunded (paid)	45,963	(239,451)	(704,838)
Net cash generated from (used in) operating activities	2,319,261	(239,228)	5,871,162
Investing activities
Interest received	13,361	23,239	11,573
Purchases of property, plant, and equipment	(754,759)	(116,404)	(1,202,289)
Proceeds from disposal of property, plant and equipment	1,093	22,542	38,185
Purchases of intangible assets		(1,057,831)	(314,168)
Decrease (increase) in restricted bank deposits	35,504	(24,815)	37,687
Net cash used in investing activities	(704,801)	(1,153,269)	(1,429,012)
Financing activities
Advances from an ultimate beneficial shareholder	1,524,747	2,579,641	9,767,902
Repayments to an ultimate beneficial shareholder	(942,902)	(6,872,847)	(7,528,710)
Proceeds from bank borrowings	31,774,854	30,492,404	22,477,387
Repayments of bank borrowings	(33,977,952)	(30,637,447)	(25,346,613)
Proceeds from other borrowings	963,547	663,211
Repayments of other borrowings	(498,220)
Repayments of lease liabilities	(57,796)	(105,956)	(105,957)
Proceeds from issue of shares, net of expenses		5,092,321
Interest paid	(831,264)	(1,498,152)	(1,808,990)
Net cash used in financing activities	(2,044,986)	(286,825)	(2,544,981)
Net (decrease) increase in cash and cash equivalents	(430,526)	(1,679,322)	1,897,169
Cash and bank balances at beginning of year	3,979,416	5,082,587	3,545,458
Effect of foreign exchange rate changes	(585,589)	576,151	(360,040)
Cash and bank balances at end of year	$ 2,963,301	$ 3,979,416	$ 5,082,587